CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₨ in Millions, $ in Millions		INR (₨) shares	USD ($) shares	Equity Shares INR (₨) shares	Equity Shares USD ($) shares	Additional Paid in Capital INR (₨)	Additional Paid in Capital USD ($)	Retained Earnings INR (₨)	Retained Earnings USD ($)	Statutory Reserve INR (₨)		Statutory Reserve USD ($)	[2]	Accumulated Other Comprehensive Income/ (Loss) INR (₨)	Accumulated Other Comprehensive Income/ (Loss) USD ($)	Treasury stock at cost INR (₨)	Treasury stock at cost USD ($)	Total HDFC Bank Limited Shareholders' Equity INR (₨)	Total HDFC Bank Limited Shareholders' Equity USD ($)	Noncontrolling Interest INR (₨)	Noncontrolling Interest USD ($)
Balance at Mar. 31, 2021		₨ 2,163,404.8		₨ 5,512.8		₨ 794,220.3		₨ 897,873.7		₨ 434,835.3	[1]			₨ 27,186.3				₨ 2,159,628.4		₨ 3,776.4
Balance at Mar. 31, 2021 | shares				5,512,776,482	5,512,776,482
Shares issued upon exercise of options		26,097.3		₨ 32.7		26,064.6												26,097.3
Shares issued upon exercise of options (in shares) | shares				32,764,494	32,764,494
Share-based compensation		13,874.5				13,874.5												13,874.5
Dividends		(36,239.2)						(36,239.2)										(36,239.2)
Change in ownership interest in subsidiary		0.0				455.8												455.8		(455.8)
Shares issued to noncontrolling interest		691.8																0.0		691.8
Transfer to statutory reserve		0.0						(94,443.8)		94,443.8	[1]							0.0
Net income		386,603.0						386,000.4										386,000.4		602.6
Net change in accumulated other comprehensive income		(44,978.8)												(44,978.8)				(44,978.8)
Balance at Mar. 31, 2022		2,509,453.4		₨ 5,545.5		834,615.2		1,153,191.1		529,279.1	[1]			(17,792.5)				2,504,838.4		4,615.0
Balance at Mar. 31, 2022 | shares				5,545,540,976	5,545,540,976
Shares issued upon exercise of options		34,158.3		₨ 34.2		34,124.1												34,158.3
Shares issued upon exercise of options (in shares) | shares				34,201,810	34,201,810
Share-based compensation		14,014.6				14,014.6												14,014.6
Dividends		(86,394.3)						(86,394.3)										(86,394.3)
Change in ownership interest in subsidiary		0.0				618.0												618.0		(618.0)
Shares issued to noncontrolling interest		822.7																0.0		822.7
Transfer to statutory reserve		0.0						(114,459.6)		114,459.6	[1]							0.0
Net income		496,264.4						495,446.9										495,446.9		817.5
Net change in accumulated other comprehensive income		(50,481.2)												(50,481.2)				(50,481.2)
Balance at Mar. 31, 2023		₨ 2,917,837.9		₨ 5,579.7		883,371.9		1,447,784.1		643,738.7	[1],[2]			(68,273.7)				2,912,200.7		5,637.2
Balance at Mar. 31, 2023 | shares		5,579,742,786	5,579,742,786	5,579,742,786	5,579,742,786
Shares issued upon exercise of options		₨ 52,497.3		₨ 46.6		52,450.7												52,497.3		0.0
Shares issued upon exercise of options (in shares) | shares				46,621,586	46,621,586
Shares issued on account of Business Combination (net)	[3]	4,237,321.3		₨ 1,945.8		3,308,588.4												3,310,534.2		926,787.1
Shares issued on account of Business Combination (net) (in shares) | shares	[3]			1,945,770,658	1,945,770,658
Purchase consideration towards warrants & options eHDFC		45,712.9				45,712.9												45,712.9
Shares issued upon exercise of equity warrant		31,928.1		₨ 24.8		31,903.3												31,928.1		0.0
Shares issued upon exercise of equity warrant (in shares) | shares				24,775,632	24,775,632
Share-based compensation		20,115.8				20,115.8												20,115.8
Dividends		(86,617.1)						(86,617.1)										(86,617.1)
Change in ownership interest in subsidiary		0.0				2,433.8												2,433.8		(2,433.8)
Shares issued to noncontrolling interest		3,641.4																0.0		3,641.4
Treasury stock		(16,868.2)						(2.2)								₨ (16,866.0)		(16,868.2)
Transfer to statutory reserve		0.0						(237,404.5)		237,404.5	[2]							0.0
Net income		627,631.9	$ 7,531.1					622,656.6										622,656.6		4,975.3
Net change in accumulated other comprehensive income		52,981.5												52,733.3				52,733.3		248.2
Balance at Mar. 31, 2024		₨ 7,886,182.8	$ 94,626.7	₨ 7,596.9	$ 91.2	₨ 4,344,576.8	$ 52,130.8	₨ 1,746,416.9	$ 20,955.3	₨ 881,143.2	[2]	$ 10,572.9		₨ (15,540.4)	$ (186.5)	₨ (16,866.0)	$ (202.4)	₨ 6,947,327.4	$ 83,361.3	₨ 938,855.4	$ 11,265.4
Balance at Mar. 31, 2024 | shares		7,596,910,662	7,596,910,662	7,596,910,662	7,596,910,662

[1]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval.
[2]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. Of the total transfers to the statutory reserve, Rs. 80,557.3 million (US$ 966.6 million) pertains to acquisition of eHDFC.
[3]	Net of 1,164,625,834 shares (par value Rs. 1.0 each) cancelled upon business combination.